Post-employment Benefits - Summary of Plan Assets (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of fair value of plan assets [line items]
Plan assets at fair value	R$ 540,888	R$ 433,173
Percentage fair value of plan assets	100.00%	100.00%
Fixed income bonds [member]
Disclosure of fair value of plan assets [line items]
Plan assets at fair value	R$ 540,804	R$ 419,182
Percentage fair value of plan assets	99.80%	96.77%
Variable-income securities [member]
Disclosure of fair value of plan assets [line items]
Plan assets at fair value		R$ 10,959
Percentage fair value of plan assets		2.53%
Other [member]
Disclosure of fair value of plan assets [line items]
Plan assets at fair value	R$ 84	R$ 3,032
Percentage fair value of plan assets	0.20%	0.70%